Unrecognized contractual commitments (excluding Orange Bank) - Financing commitments - Non-current pledged or mortgaged assets (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Intangibles assets, net (excluding goodwill)	€ 14,940	€ 15,135	€ 14,737		€ 14,073
Property, plant and equipment, net	30,484	29,075	28,423		€ 27,119
Total non-current assets	82,236	82,582	81,701	€ 82,406
Non-current pledged or mortgaged assets	21	€ 20	€ 366
Telecom activities, operating segment, after eliminations [member]
Disclosure of operating segments [line items]
Intangibles assets, net (excluding goodwill)	14,852
Property, plant and equipment, net	30,479
Non-current financial assets	977
Other	34,894
Total non-current assets	81,202
Amount of asset pledged, mortgaged or receivership, intangible assets, net (excluding goodwill)	19
Amount of asset pledged, mortgaged or receivership, property, plant and equipment, net	2
Non-current pledged or mortgaged assets	€ 21
Percentage of asset pledged or mortgaged, intangible assets, net (excluding goodwill) (as a percent)	0.00%
Percentage of proprety, plant and equipment pledged or mortgaged		0.00%
Percentage of non-current assets pledged or mortgaged (as a percent)	0.00%